LOANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of Composition of Loans
The composition of loans, excluding loans held for sale, is summarized as follows:

	March 31, 2022		December 31, 2021
	Amount	% of Total	Amount	% of Total
	(in thousands, except percentages)
Real estate mortgages:
Construction and development	$165,400	12.6%	$174,480	13.9%
Residential	154,143	11.7%	147,490	11.8%
Commercial	765,685	58.3%	716,541	57.1%
Commercial and industrial	219,761	16.7%	206,897	16.5%
Consumer and other	9,077	0.7%	8,709	0.7%
Gross Loans	1,314,066	100.0%	1,254,117	100.0%
Deferred loan fees	(3,996)		(3,817)
Allowance for loan losses	(15,492)		(14,844)
Loans, net	$1,294,578		$1,235,456

The composition of loans, excluding loans held for sale, is summarized as follows:

	December 31,
	2021		2020
	Amount	% of Total	Amount	% of Total
	(in thousands, except percentages)
Real estate mortgages:
Construction and development	$174,480	13.9%	$102,559	9.9%
Residential	147,490	11.8%	152,212	14.7%
Commercial	716,541	57.1%	514,923	49.8%
Commercial and industrial	206,897	16.5%	254,395	24.6%
Consumer and other	8,709	0.7%	9,644	1.0%
Gross Loans	1,254,117	100.0%	1,033,733	100.0%
Deferred loan fees	(3,817)		(3,618)
Allowance for loan losses	(14,844)		(11,859)
Loans, net	$1,235,456		$1,018,256

Schedule of Financing Receivable Credit Quality Indicators
The following tables summarize the risk category of the Company’s loan portfolio based upon the most recent analysis performed as of March 31, 2022 and December 31, 2021:

	Pass	Special Mention	Substandard	Doubtful	Total
	(dollars in thousands)
As of March 31, 2022
Real estate mortgages:
Construction and development	$160,243	$388	$4,769	$—	$165,400
Residential	149,011	3,841	1,291	—	154,143
Commercial	739,916	15,830	9,939	—	765,685
Commercial and industrial	216,375	3,103	59	224	219,761
Consumer and other	9,054	20	3	—	9,077
Total	$1,274,599	$23,182	$16,061	$224	$1,314,066
As of December 31, 2021
Real estate mortgages:
Construction and development	$168,751	$388	$5,341	$—	$174,480
Residential	142,782	3,554	1,154	—	147,490
Commercial	691,863	16,371	8,307	—	716,541
Commercial and industrial	203,630	2,960	73	234	206,897
Consumer and other	8,682	21	6	—	8,709
Total	$1,215,708	$23,294	$14,881	$234	$1,254,117

The following tables summarize the risk category of the Company’s loan portfolio based upon the most recent analysis performed as of December 31, 2021 and December 31, 2020:

	Pass	Special Mention	Substandard	Doubtful	Total
	(dollars in thousands)
As of December 31, 2021
Real estate mortgages:
Construction and development	$168,751	$388	$5,341	$—	$174,480
Residential	142,782	3,554	1,154	—	147,490
Commercial	691,863	16,371	8,307	—	716,541
Commercial and industrial	203,630	2,960	73	234	206,897
Consumer and other	8,682	21	6	—	8,709
Total:	$1,215,708	$23,294	$14,881	$234	$1,254,117

As of December 31, 2020
Real estate mortgages:
Construction and development	$95,214	$6,113	$1,232	$—	$102,559
Residential	144,256	6,245	1,627	84	152,212
Commercial	471,555	36,754	6,614	—	514,923
Commercial and industrial	240,646	13,138	611	—	254,395
Consumer and other	8,186	1,435	23	—	9,644
Total:	$959,857	$63,685	$10,107	$84	$1,033,733

Schedule of Aging Analysis	The following tables present the aging of the recorded investment in loans and leases as of March 31, 2022 and December 31, 2021:

		Past Due Status (Accruing Loans)
	Current	30-59 Days	60-89 Days	90+ Days	Total Past Due	Nonaccrual	Total
As of March 31, 2022
Real estate mortgages:
Construction and development	$164,583	$647	$94	$—	$741	$76	$165,400
Residential	153,432	201	—	—	201	510	154,143
Commercial	762,558	739	—	—	739	2,388	765,685
Commercial and industrial	219,476	16	—	—	16	269	219,761
Consumer and other	9,074	—	—	—	—	3	9,077
Total	$1,309,123	$1,603	$94	$—	$1,697	$3,246	$1,314,066
As of December 31, 2021
Real estate mortgages:
Construction and development	$173,027	$62	$746	$299	$1,107	$346	$174,480
Residential	146,871	129	128	195	452	167	147,490
Commercial	714,092	1,775	—	—	1,775	674	716,541
Commercial and industrial	206,027	99	486	—	585	285	206,897
Consumer and other	8,673	30	—	—	30	6	8,709
Total	$1,248,690	$2,095	$1,360	$494	$3,949	$1,478	$1,254,117
The following tables present the aging of the recorded investment in loans as of December 31, 2021 and December 31, 2020:

		Past Due Status (Accruing Loans)
	Current	30-59 Days	60-89 Days	90+ Days	Total Past Due	Nonaccrual	Total
As of December 31, 2021
Real estate mortgages:
Construction and development	$173,027	$62	$746	$299	$1,107	$346	$174,480
Residential	146,871	129	128	195	452	167	147,490
Commercial	714,092	1,775	—	—	1,775	674	716,541
Commercial and industrial	206,027	99	486	—	585	285	206,897
Consumer and other	8,673	30	—	—	30	6	8,709
Total:	$1,248,690	$2,095	$1,360	$494	$3,949	$1,478	$1,254,117

As of December 31, 2020
Real estate mortgages:
Construction and development	$101,375	$117	$90	$—	$207	$977	$102,559
Residential	150,837	382	94	42	518	857	152,212
Commercial	512,208	1,196	—	41	1,237	1,478	514,923
Commercial and industrial	252,473	626	1,212	—	1,838	84	254,395
Consumer and other	9,581	18	15	8	41	22	9,644
Total:	$1,026,474	$2,339	$1,411	$91	$3,841	$3,418	$1,033,733

Schedule of Allowance for Credit Loss
The following tables detail activity in the allowance for loan losses by portfolio segment as of March 31, 2022 and March 31, 2021. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

	Real Estate	Commercial	Consumer	Total
Allowance for loan losses:
Balance at December 31, 2021	$11,554	$3,166	$124	$14,844
Provision (credit) for loan losses	(1,299)	2,009	(10)	700
Loans charged off	(66)	—	(6)	(72)
Recoveries of loans previously charged off	17	—	3	20
Ending balance at March 31, 2022	$10,206	$5,175	$111	$15,492
Ending balance - individually evaluated for impairment	$400	$269	$—	$669
Ending balance - collectively evaluated for impairment	9,743	4,906	111	14,760
Ending balance - loans acquired with deteriorated credit quality	63	—	—	63
Total ending balance at March 31, 2022	$10,206	$5,175	$111	$15,492
Loans:
Ending balance - individually evaluated for impairment	$15,943	$283	$22	$16,248
Ending balance - collectively evaluated for impairment	1,068,050	219,478	9,055	1,296,583
Ending balance - loans acquired with deteriorated credit quality	1,235	—	—	1,235
Total ending balance at March 31, 2022	$1,085,228	$219,761	$9,077	$1,314,066

	Real Estate	Commercial	Consumer	Total
Allowance for loan losses:
Balance at December 31, 2020	$8,057	$3,609	$193	$11,859
Provision (credit) for loan losses	1,231	(428)	(53)	750
Loans charged off	(16)	—	(2)	(18)
Recoveries of loans previously charged off	2	11	1	14
Ending balance at March 31, 2021	$9,274	$3,192	$139	$12,605
Ending balance - individually evaluated for impairment	$357	$390	$12	$759
Ending balance - collectively evaluated for impairment	8,823	2,802	127	11,752
Ending balance - loans acquired with deteriorated credit quality	94	—	—	94
Total ending balance at March 31, 2021	$9,274	$3,192	$139	$12,605
Loans:
Ending balance - individually evaluated for impairment	$15,829	$583	$42	$16,454
Ending balance - collectively evaluated for impairment	830,912	229,574	9,158	1,069,644
Ending balance - loans acquired with deteriorated credit quality	1,363	—	—	1,363
Total ending balance at March 31, 2021	$848,104	$230,157	$9,200	$1,087,461

The following tables detail activity in the allowance for loan losses by portfolio segment as of December 31, 2021 and December 31, 2020. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

	Real Estate	Commercial	Consumer	Total
Allowance for loan losses:
Balance at December 31, 2020	$8,057	$3,609	$193	$11,859
Provision (credit) for loan losses	3,516	(458)	(76)	2,982
Loans charged off	(44)	—	(2)	(46)
Recoveries of loans previously charged off	25	15	9	49
Ending balance at December 31, 2021	$11,554	$3,166	$124	$14,844

Ending balance - individually evaluated for impairment	$340	$292	$3	$635
Ending balance - collectively evaluated for impairment	11,145	2,874	121	14,140
Ending balance - loans acquired with deteriorated credit quality	69	—	—	69
Total ending balance at December 31, 2021	$11,554	$3,166	$124	$14,844

Loans:
Ending balance - individually evaluated for impairment	$14,742	$307	$26	$15,075
Ending balance - collectively evaluated for impairment	1,022,497	206,590	8,683	1,237,770
Ending balance - loans acquired with deteriorated credit quality	1,272	—	—	1,272
Total ending balance at December 31, 2021	$1,038,511	$206,897	$8,709	$1,254,117
NOTE 4.    Loans (Continued)
Allowance for Loans Losses (Continued)

	Real Estate	Commercial	Consumer	Total
Allowance for loan losses:
Balance at December 31, 2019	$7,254	$1,885	$126	$9,265
Provision for loan losses	1,702	1,598	—	3,300
Loans charged off	(908)	—	(18)	(926)
Recoveries of loans previously charged off	9	126	85	220
Ending balance at December 31, 2020	$8,057	$3,609	$193	$11,859

Ending balance - individually evaluated for impairment	$1,352	$478	$7	$1,837
Ending balance - collectively evaluated for impairment	6,476	3,131	186	9,793
Ending balance - loans acquired with deteriorated credit quality	229	—	—	229
Total ending balance at December 31, 2020	$8,057	$3,609	$193	$11,859

Loans:
Ending balance - individually evaluated for impairment	$11,527	$856	$37	$12,420
Ending balance - collectively evaluated for impairment	756,489	253,539	9,607	1,019,635
Ending balance - loans acquired with deteriorated credit quality	1,678	—	—	1,678
Total ending balance at December 31, 2020	$769,694	$254,395	$9,644	$1,033,733

Schedule of Impaired Loans	The following tables detail our impaired loans, by portfolio class as of March 31, 2022 and December 31, 2021.

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
March 31, 2022
With no related allowance recorded:
Real estate mortgages:
Construction and development	$4,810	$4,810	$—	$4,813
Residential	1,477	1,477	—	1,485
Commercial	7,891	7,891	—	7,922
Commercial and industrial	14	14	—	17
Consumer and other	22	22	—	23
Total with no related allowance recorded	14,214	14,214	—	14,260
With an allowance recorded:
Real estate mortgages:
Construction and development	234	234	62	236
Residential	362	433	97	364
Commercial	2,404	2,404	304	2,406
Commercial and industrial	269	269	269	276
Consumer and other	—	—	—	—
Total with an allowance recorded	3,269	3,340	732	3,282
Total impaired loans	$17,483	$17,554	$732	$17,542

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
December 31, 2021
With no related allowance recorded:
Real estate mortgages:
Construction and development	$5,258	$5,258	$—	$5,261
Residential	1,081	1,081	—	1,090
Commercial	7,992	7,992	—	7,993
Commercial and industrial	22	22	—	25
Consumer and other	15	15	—	16
Total with no related allowance recorded	14,368	14,368	—	14,385
With an allowance recorded:
Real estate mortgages:
Construction and development	370	370	148	370
Residential	633	704	125	636
Commercial	680	680	136	682
Commercial and industrial	285	285	292	289
Consumer and other	11	11	3	11
Total with an allowance recorded	1,979	2,050	704	1,988
Total impaired loans	$16,347	$16,418	$704	$16,373
A loan held for investment is considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due (both principal and interest) according to the terms of the loan agreement. The following tables detail our interest income recognized on impaired loans, by portfolio class in the three months ended March 31, 2022 and 2021.

	Recorded Investment	Average Recorded Investment	Interest Income Recognized
Three Months Ended March 31, 2022
With no related allowance recorded:
Real estate mortgages:
Construction and development	$4,810	$4,813	$55
Residential	1,477	1,485	21
Commercial	7,891	7,922	115
Commercial and industrial	14	17	—
Consumer and other	22	23	—
Total with no related allowance recorded	14,214	14,260	191
With an allowance recorded:
Real estate mortgages:
Construction and development	234	236	3
Residential	362	364	4
Commercial	2,404	2,406	9
Commercial and industrial	269	276	6
Consumer and other	—	—	—
Total with an allowance recorded	3,269	3,282	22
Total impaired loans	$17,483	$17,542	$213

	Recorded Investment	Average Recorded Investment	Interest Income Recognized
Three Months Ended March 31, 2021
With no related allowance recorded:
Real estate mortgages:
Construction and development	$5,511	$5,511	$41
Residential	2,396	2,405	23
Commercial	6,411	6,395	98
Commercial and industrial	200	208	3
Consumer and other	22	23	—
Total with no related allowance recorded	14,540	14,542	165
With an allowance recorded:
Real estate mortgages:
Construction and development	567	573	9
Residential	800	804	11
Commercial	1,507	1,517	22
Commercial and industrial	383	387	5
Consumer and other	20	21	—
Total with an allowance recorded	3,277	3,302	47
Total impaired loans	$17,817	$17,844	$212
The following tables detail our impaired loans, by portfolio class as of December 31, 2021 and December 31, 2020.

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2021
With no related allowance recorded:
Real estate mortgages:
Construction and development	$5,258	$5,258	$—	$5,261	$205
Residential	1,081	1,081	—	1,090	90
Commercial	7,992	7,992	—	7,993	440
Commercial and industrial	22	22	—	25	3
Consumer and other	15	15	—	16	1
Total with no related allowance recorded	14,368	14,368	—	14,385	739

With an allowance recorded:
Real estate mortgages:
Construction and development	370	370	148	370	$10
Residential	633	704	125	636	27
Commercial	680	680	136	682	32
Commercial and industrial	285	285	292	289	18
Consumer and other	11	11	3	11	1
Total with an allowance recorded	1,979	2,050	704	1,988	88
Total impaired loans:	$16,347	$16,418	$704	$16,373	$827
NOTE 4.    Loans (Continued)
Impaired Loans (Continued)

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2020
With no related allowance recorded:
Real estate mortgages:
Construction and development	$977	$977	$—	$970	$18
Residential	1,537	1,537	—	1,669	93
Commercial	5,117	5,117	—	5,425	290
Commercial and industrial	65	65	—	91	6
Consumer and other	22	22	—	24	2
Total with no related allowance recorded	7,718	7,718	—	8,179	$409

With an allowance recorded:
Real estate mortgages:
Construction and development	644	644	106	668	$34
Residential	1,557	1,628	628	1,636	82
Commercial	3,373	3,373	847	3,526	194
Commercial and industrial	791	791	478	886	58
Consumer and other	15	15	7	15	—
Total with an allowance recorded	6,380	6,451	2,066	6,731	368
Total impaired loans:	$14,098	$14,169	$2,066	$14,910	$777

Schedule of Troubled Debt Restructuring	The following table summarizes the loans that were modified as a TDR during the years ended December 31, 2021 and 2020.

	Troubled Debt Restructurings
	Number of Loans	Recorded Investment Prior to Modification	Recorded Investment After Modification	Impact on the Allowance for Loan Losses
December 31, 2021
Real estate mortgages:
Construction and development	2	$189	$178	$63
Residential	1	3	—	—
Commercial	2	537	510	—
Commercial and industrial	—	—	—	—
Consumer and other	—	—	—	—
Total	5	$729	$688	$63

December 31, 2020
Real estate mortgages:
Construction and development	—	$—	$—	$—
Residential	—	—	—	—
Commercial	—	—	—	—
Commercial and industrial	1	277	271	271
Consumer and other	1	16	15	7
Total	2	$293	$286	$278